UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-Q

                  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-7852

Exact Name of Registrant as Specified in Charter:    USAA MUTUAL FUNDS TRUST

Address of Principal Executive Offices and Zip Code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and Address of Agent for Service:               DANIEL J. MAVICO
                                                     USAA MUTUAL FUNDS TRUST
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's Telephone Number, Including Area Code:  (210) 498-0226

Date of Fiscal Year End:   MAY 31

Date of Reporting Period:  FEBRUARY 28, 2015

ITEM 1.  SCHEDULE OF INVESTMENTS.
USAA MUTUAL FUNDS TRUST - 3RD QUARTER REPORT - PERIOD ENDED FEBRUARY 28, 2015




[LOGO OF USAA]
   USAA(R)

PORTFOLIO OF INVESTMENTS
3RD QUARTER
USAA MANAGED ALLOCATION FUND
FEBRUARY 28, 2015

                                                                      (Form N-Q)

93926-0415                                   (C)2015, USAA. All rights reserved.

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

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PORTFOLIO OF INVESTMENTS

USAA Managed Allocation Fund
February 28, 2015 (unaudited)

                                                                                                       MARKET
NUMBER                                                                                                  VALUE
OF SHARES     SECURITY                                                                                  (000)
-------------------------------------------------------------------------------------------------------------
              EQUITY SECURITIES (96.8%)

              EXCHANGE-TRADED FUNDS (96.8%)

              DOMESTIC EXCHANGE-TRADED FUNDS (27.8%)

   352,600    iShares Core S&P Mid-Cap ETF                                                        $    53,048
   260,000    iShares Core S&P Small-Cap ETF                                                           30,311
 1,286,900    iShares Russell 1000 Value ETF                                                          135,202
   209,400    iShares Russell 2000 ETF                                                                 25,662
 1,408,200    iShares S&P 500 Value ETF                                                               133,047
                                                                                                  -----------
              Total Domestic Exchange-Traded Funds                                                    377,270
                                                                                                  -----------

              FIXED-INCOME EXCHANGE-TRADED FUNDS (29.9%)

 1,501,800    iShares 7-10 Year Treasury Bond ETF                                                     161,654
   525,000    iShares iBoxx High Yield Corporate Bond Fund                                             48,247
   898,000    iShares iBoxx Investment Grade Corporate Bond Fund                                      109,376
 2,147,000    SPDR Barclays High Yield Bond Fund                                                       85,408
                                                                                                  -----------
              Total Fixed-Income Exchange-Traded Funds                                                404,685
                                                                                                  -----------

              INTERNATIONAL EXCHANGE-TRADED FUNDS (39.1%)

 1,167,100    iShares Core MSCI EAFE ETF                                                               69,209
   287,400    iShares Core MSCI Emerging Markets ETF                                                   14,083
 3,169,100    iShares MSCI EAFE ETF                                                                   206,214
 1,600,000    Vanguard FTSE Emerging Markets ETF                                                       66,880
 3,120,100    Vanguard FTSE European ETF                                                              174,382
                                                                                                  -----------
              Total International Exchange-Traded Funds                                               530,768
                                                                                                  -----------
              Total Equity Exchange-Traded Funds (cost: $1,197,817)                                 1,312,723
                                                                                                  -----------

PRINCIPAL
AMOUNT                                               COUPON
(000)                                                  RATE          MATURITY
-------------------------------------------------------------------------------------------------------------
              MONEY MARKET INSTRUMENTS (3.2%)

              COMMERCIAL PAPER (2.6%)

              FINANCIALS (2.6%)
              -----------------
              ASSET-BACKED FINANCING (2.6%)
$   12,752    Crown Point Capital Co. (a)             0.15%         3/09/2015                          12,752
     9,577    LMA Americas, LLC (a),(b)               0.15          3/18/2015                           9,576
    12,734    Ridgefield Funding Co. (a)              0.16          3/10/2015                          12,734
                                                                                                  -----------
                                                                                                       35,062
                                                                                                  -----------
              Total Financials                                                                         35,062
                                                                                                  -----------
              Total Commercial Paper                                                                   35,062
                                                                                                  -----------

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1  | USAA Managed Allocation Fund
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
                                                                                                       MARKET
NUMBER                                                                                                  VALUE
OF SHARES     SECURITY                                                                                  (000)
-------------------------------------------------------------------------------------------------------------
              MONEY MARKET FUNDS (0.6%)
 9,165,229    State Street Institutional Liquid Reserves Fund Premier Class, 0.09% (c)             $    9,165
                                                                                                   ----------
              Total Money Market Instruments (cost: $44,227)                                           44,227
                                                                                                   ----------

              Total Investments (cost: $1,242,044)                                                 $1,356,950
                                                                                                   ==========

($ in 000s)                                          VALUATION HIERARCHY
                                                     -------------------

                                          (LEVEL 1)        (LEVEL 2)       (LEVEL 3)
                                        QUOTED PRICES        OTHER        SIGNIFICANT
                                          IN ACTIVE       SIGNIFICANT    UNOBSERVABLE
                                           MARKETS         OBSERVABLE       INPUTS
                                        FOR IDENTICAL        INPUTS
ASSETS                                     ASSETS                                                TOTAL
------------------------------------------------------------------------------------------------------
Equity Securities:
 Exchange-Traded Funds:
    Domestic Exchange-Traded Funds       $   377,270   $           --   $          --   $      377,270
    Fixed-Income Exchange-Traded Funds       404,685               --              --          404,685
    International Exchange-Traded Funds      530,768               --              --          530,768
Money Market Instruments:
 Commercial Paper                                 --           35,062              --           35,062
 Money Market Funds                               --            9,165              --            9,165
------------------------------------------------------------------------------------------------------
Total                                    $ 1,321,888   $       35,062   $          --   $    1,356,950
------------------------------------------------------------------------------------------------------

For the period of June 1, 2014, through February 28, 2015, there were no transfers of securities between levels. The Fund's policy is to recognize any transfers into and out of the levels as of the beginning of the period in which the event or circumstance that caused the transfer occurred.

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                                                   Portfolio of Investments |  2

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NOTES TO PORTFOLIO OF INVESTMENTS

February 28, 2015 (unaudited)

GENERAL NOTES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940, as amended (the 1940 Act), is an open-end management investment company organized as a Delaware statutory trust consisting of 52 separate funds. Additionally, the Fund qualifies as a registered investment company under Accounting Standards Codification Topic 946. The information presented in this quarterly report pertains only to the USAA Managed Allocation Fund (the Fund), which is classified as diversified under the 1940 Act.

A. SECURITY VALUATION - The Trust's Board of Trustees (the Board) has established the Valuation Committee (the Committee), and subject to Board oversight, the Committee administers and oversees the Fund's valuation policies and procedures which are approved by the Board. Among other things, these policies and procedures allow the Fund to utilize independent pricing services, quotations from securities dealers, and a wide variety of sources and information to establish and adjust the fair value of securities as events occur and circumstances warrant.

The Committee reports to the Board on a quarterly basis and makes recommendations to the Board as to pricing methodologies and services used by the Fund and presents additional information to the Board regarding application of the pricing and fair valuation policies and procedures during the preceding quarter.

The Committee meets as often as necessary to make pricing and fair value determinations. In addition, the Committee holds regular monthly meetings to review prior actions taken by the Committee and USAA Asset Management Company (the Manager). Among other things, these monthly meetings include a review and analysis of back testing reports, pricing service quotation comparisons, illiquid securities and fair value determinations, pricing movements, and daily stale price monitoring.

The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

1. Equity securities, including exchange-traded funds (ETFs), except as otherwise noted, traded primarily on a domestic securities exchange or the Nasdaq over-the-counter markets, are valued at the last sales price or official closing price on the exchange or primary market on which they trade. Equity securities traded primarily on foreign securities exchanges or markets are valued at the last quoted sales price, or the most recently determined official closing price calculated according to local market convention, available at the time the Fund is valued. If no last sale or official closing price is reported or available, the average of the bid and asked prices generally is used.

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3  | USAA Managed Allocation Fund
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2. Equity securities trading in various foreign markets may take place on days when the NYSE is closed. Further, when the NYSE is open, the foreign markets may be closed. Therefore, the calculation of the Fund's net asset value (NAV) may not take place at the same time the prices of certain foreign securities held by the Fund are determined. In most cases, events affecting the values of foreign securities that occur between the time of their last quoted sales or official closing prices and the close of normal trading on the NYSE on a day the Fund's NAV is calculated will not be reflected in the value of the Fund's foreign securities. However, the Manager and the Fund's subadviser(s), if applicable, will monitor for events that would materially affect the value of the Fund's foreign securities. The Fund's subadviser(s) have agreed to notify the Manager of significant events they identify that would materially affect the value of the Fund's foreign securities. If the Manager determines that a particular event would materially affect the value of the Fund's foreign securities, then the Manager, under valuation procedures approved by the Board, will consider such available information that it deems relevant to determine a fair value for the affected foreign securities. In addition, the Fund may use information from an external vendor or other sources to adjust the foreign market closing prices of foreign equity securities to reflect what the Fund believes to be the fair value of the securities as of the close of the NYSE. Fair valuation of affected foreign equity securities may occur frequently based on an assessment that events that occur on a fairly regular basis (such as U.S. market movements) are significant.

3. Investments in open-end investment companies, hedge, or other funds, other than ETFs, are valued at their NAV at the end of each business day.

4. Debt securities purchased with original or remaining maturities of 60 days or less may be valued at amortized cost, which approximates market value.

5. Repurchase agreements are valued at cost, which approximates market value.

6. Securities for which market quotations are not readily available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their primary markets but before the pricing of the Fund, are valued in good faith at fair value, using methods determined by the Manager, an affiliate of the Fund, in consultation with the Fund's subadviser(s), if applicable, under valuation procedures approved by the Board. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

B. FAIR VALUE MEASUREMENTS - Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three-level valuation hierarchy disclosed in the portfolio of investments is

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                                          Notes to Portfolio of Investments |  4

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based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

Level 1 - inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

Level 2 - inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indices. Level 2 securities include commercial paper, which is valued at amortized cost.

Level 3 - inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Manager's own assumptions in determining the fair value.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

C. As of February 28, 2015, the cost of securities, for federal income tax purposes, was approximately the same as that reported in the portfolio of investments. Gross unrealized appreciation and depreciation of investments as of February 28, 2015, were $118,973,000 and $4,067,000, respectively, resulting in net unrealized appreciation of $114,906,000.

D. The portfolio of investments category percentages shown represent the percentages of the investments to net assets, which were $1,356,595,000 at February 28, 2015, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets. Investments in foreign securities were 39.1% of net assets at February 28, 2015.

The Fund may rely on certain Securities and Exchange Commission (SEC) exemptive orders or rules that permit funds meeting various conditions to invest in an ETF in amounts exceeding limits set forth in the Investment Company Act of 1940, as amended, that would otherwise be applicable.

SPECIFIC NOTES

(a) Restricted security that is not registered under the Securities Act of 1933. A resale of this security in the United States may occur in an exempt transaction to a qualified institutional buyer as defined by Rule 144A, and as such has been deemed liquid by the Manager under liquidity guidelines approved by the Board, unless otherwise noted as illiquid.

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5  | USAA Managed Allocation Fund
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(b)    Commercial paper issued in reliance on the "private placement"
       exemption from registration afforded by Section 4(2) of the Securities Act of 1933. Unless this commercial paper is subsequently registered, a resale of this commercial paper in the United States must be effected in a transaction exempt from registration under the Securities Act of 1933.
       Section 4(2) commercial paper is normally resold to other investors through or with the assistance of the issuer or an investment dealer who makes a market in this security, and as such has been deemed liquid by the Manager under liquidity guidelines approved by the Board, unless otherwise noted as illiquid.

(c) Rate represents the money market fund annualized seven-day yield at February 28, 2015.

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                                          Notes to Portfolio of Investments |  6

ITEM 2.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Mutual Funds Trust (Trust) have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation.



ITEM 3.  EXHIBITS.

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.






SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA MUTUAL FUNDS TRUST - Period Ended FEBRUARY 28, 2015

By:      /S/ DANIEL J. MAVICO
         --------------------------------------------------------------
         Signature and Title:  Daniel J. Mavico, Assistant Secretary

Date:    04/23/2015
         -------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:      /S/ DANIEL S. MCNAMARA
         --------------------------------------------------------------
         Signature and Title:  Daniel S. McNamara, President

Date:    04/27/2015
         ------------------------------


By:      /S/ ROBERTO GALINDO, JR.
         -----------------------------------------------------
         Signature and Title:  Roberto Galindo, Jr., Treasurer

Date:    04/27/2015
         ------------------------------